Income Taxes - Schedule of Components of Loss before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.					$ (56,758)	$ (48,650)	$ (63,467)
Foreign					(821)	(3,532)	(1,479)
Loss before income taxes	$ (84,500)	$ (10,429)	$ (98,213)	$ (49,105)	$ (57,579)	$ (52,182)	$ (64,946)